Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2025
Registrant Name	dei_EntityRegistrantName	BNY Mellon Investment Funds II, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0001591556
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 26, 2026
Document Effective Date	dei_DocumentEffectiveDate	Feb. 27, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Feb. 27, 2026
BNY Mellon Global Emerging Markets Fund | A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGEAX
BNY Mellon Global Emerging Markets Fund | C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGECX
BNY Mellon Global Emerging Markets Fund | I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGIEX
BNY Mellon Global Emerging Markets Fund | Y
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGEYX